RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Class A
Related party transactions
Annual percentage of sponsor fees charged by the Fund based on month-end net assets	1.50%
Class C
Related party transactions
Annual percentage of sponsor fees charged by the Fund based on month-end net assets	2.50%
Class I
Related party transactions
Annual percentage of sponsor fees charged by the Fund based on month-end net assets	1.10%
Financial Data Services, Inc.
Related party transactions
Fee rate based on aggregate asset level (as a percent)	0.02%
Fees allocated to Fund	$ 209,488	$ 226,250	$ 203,872
Fees payable	$ 33,843	$ 38,237
Financial Data Services, Inc. | Minimum
Related party transactions
Fee rate paid by MLAI based on aggregate net assets (as a percent)	0.016%
Financial Data Services, Inc. | Maximum
Related party transactions
Fee rate paid by MLAI based on aggregate net assets (as a percent)	0.02%
BAC
Related party transactions
Interest rate under the Interest Earning Program on U.S. dollar cash balances	federal funds rate
Margin on interest rate under the Interest Earning Program on U.S. dollar cash balances (as a percent)	0.20%
Floor rate (as a percent)	0.00%
MLPF&S
Related party transactions
Average round-turn commission rate (in dollars per round-turn)	4.48	5.48	5.47